Leases (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Mar. 31, 2022 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2023	$ 1,192,469
2024	789,724
2025	269,381
2026	161,412
2027	134,477
Thereafter	963,748
Total lease payments	3,511,211
Less: imputed interest	(628,427)
Present value of lease liabilities	2,882,784
Finance Leases [Member]
Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2023	386,593
2024	356,016
2025	178,725
2026	141,049
2027	62,814
Thereafter	11,215
Total lease payments	1,136,412
Less: imputed interest	(142,245)
Present value of lease liabilities	$ 994,167